STOCKHOLDER'S EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 17 – STOCKHOLDER’S EQUITY

Preferred Stock

In November 2011, the Company issued 6,000,000 shares of $0.001 par value Series A convertible preferred stock to the founder and a shareholder of the Company. This preferred stock can be converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock.  In October 2012, 3,000,000 shares of Series A Preferred Stock were returned to the Company by the shareholder and reissued to the founder.  In January 2013, the founder returned to the Company the 3,000,000 shares of Series A Preferred Stock and they were immediately cancelled. As of September 30, 2014, there are 3,000,000 shares of Series A Preferred Stock outstanding.

Common Stock

On June 5, 2014 the Company entered into two separate sale agreements with an affiliate company owned by the co-founder of the Company. One was for the sale of all Bio-Tech rights and claims and a contribution for legal costs of $4,800 in exchange for 30,000 shares of Company common stock with a fair value of $604,800 and another for the sale of all the MedVend rights and claims and a contribution for legal costs of $4,800 in exchange for 30,000 shares of Company common stock with a fair value of $604,800. These 60,000 shares of common stock are treated as treasury stock and can be reissued.

During the first quarter of 2014, the Company issued 485,830 shares of common stock at the price of $5.00 per share, resulting in net cash proceeds of $2,427,859.

On December 19, 2013 the Company declared a 1:1 common stock dividend on each share of outstanding common stock. This stock dividend aggregating 14,762,875 common shares was issued on February 3, 2014. Accordingly, the Company’s 2013 condensed consolidated financial statements have been retroactively stated to reflect the common stock dividend.

On September 8, 2014 the Company issued 93,751 shares of common stock to two board members from a total grant of 346,875 awarded by the Compensation Committee to board members.

Note 12 – Stockholder’s Equity

Preferred Stock

In November 2011, the Company issued 6,000,000 shares of its Series A convertible preferred stock, par value $0.001 per share, to the founder and a shareholder of the Company. Each share of preferred stock can be converted into five shares of common stock.  In October 2012, 3,000,000 shares of preferred stock were returned to the Company by the shareholder and reissued to the founder.  In January 2013, the founder returned to the Company the 3,000,000 shares of Preferred stock and they were immediately cancelled.

Common Stock

During 2013, the Company issued 1,079,303 shares of common stock at an average price $5.35, resulting in net cash proceeds of $4,486,541.  In addition, during 2013, the Company had non-cash additions to equity from the issuances of warrants and common stock in connection with the VII acquisition of $1,285,553.

On December 18, 2013 the Company declared a two-for-one (2:1) forward stock split on its outstanding common stock, effectuated in the form of a common stock dividend.  The stock dividend, aggregating in 14,762,875 common shares,  was issued on and announced by the Financial Industry Regulatory Authority (FINRA) on February 3, 2014.  Accordingly, the Company’s consolidated financial statements have been retroactively stated to reflect the  2:1 forward stock split.